GENERAL	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1:-	GENERAL

a.	Corporate information:

IM Cannabis Corp. (the "Company" or "IMCC) is listed for trading on the Canadian Securities Exchange (“CSE”) and, commencing from March 1, 2021, on NASDAQ under the ticker symbol “IMCC”. IMCC’s main office is located in Kibbutz Glil-Yam, Israel.

The Company and its subsidiaries (collectively: the "Group"), operate in geographical reporting segments (Note 8). The Group’s revenues are generated from sales of medical cannabis products to customers in Israel and in Germany.

In Israel, IMCC operates in the field of medical cannabis, through Focus Medical Herbs Ltd. ("Focus"), which held a cultivation license to breed, grow and supply medical cannabis products in Israel under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency ("IMCA") until July 2022. In July 2022 Focus closed its cultivation facility and received an IMCA license which allows it to import cannabis products and proceed with its supply activity. All of its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the "Dangerous Drugs Ordinance"), and the related regulations issued by IMCA.

During 2021, IMCC also entered into the field of retail medical cannabis and other pharma products in Israel through the acquisition of several pharmacies and trade houses specializes in medical cannabis, including the pharmacies of Revoly Trading and Marketing Ltd. ("Vironna"), R.A. Yarok Pharm Ltd. and Oranim Plus Pharm Ltd. ("Oranim"), and the trade houses of Panaxia and Rosen High Way Ltd.

In Europe, IMCC operates through Adjupharm GmbH ("Adjupharm"), a German-based subsidiary acquired by IMC Holdings Ltd. ("IMC Holdings") on March 15, 2019. Adjupharm is an EU-GMP certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import/export capability with requisite permits.

In Canada, IMCC actively operated until recently through Trichome Financial Corp. and its wholly-owned subsidiaries Trichome JWC Acquisition Corp. (“TJAC”) and MYM Nutraceuticals Inc. (“MYM“) (collectively: "Trichome" or the "Canadian entities"). The Canadian entities are federally licensed producers of cannabis products in the adult-use recreational cannabis market in Canada. IMCC has exited its operations in Canada, and deconsolidated Trichome on November 7, 2022, pursuant to IFRS.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

These financial statements have been prepared in a condensed format as of June 30, 2023, and for the six and three months then ended (the "interim condensed consolidated financial statements"). These financial statements should be read in conjunction with the Company's annual financial statements as of December 31, 2022, and for the year then ended and accompanying notes (the "annual consolidated financial statements").

The figures disclosure here for the six months ended June 30, 2023 have been updated and adjust the Company’s previously filed unaudited interim financial statements as of March 31, 2023. The adjustments and updates are immaterial.

Panaxia Transaction Update:

On February 13, 2023, the Company announced that it reached an agreement, together with Panaxia, to terminate the option that the Company had, under the Panaxia Transaction, to acquire a pharmacy licensed to dispense and sell medical cannabis to patients, for no additional consideration. Under the agreement, the Company will not be required to make the fifth installment of approximately $262 of Common Shares owed by the Company to Panaxia under the Panaxia Transaction and will receive an agreed compensation amount of approximately $95 from Panaxia to be paid by Panaxia in services and cannabis inflorescence in accordance with the terms as agreed by the parties.

Discontinued operations and Canadian entities CCAA:

On November 7, 2022, in connection with the Company’s efforts to achieve operational efficiencies, the Company announced that it is pivoting its focus and resources on growth in its highest value markets in Israel and Germany while also commencing its exit from the Canadian cannabis market as part of the Canadian Restructuring. With this move, the Company aims for a leaner organization with a primary focus on achieving profitability in 2023.

The Canadian operations are held through the Canadian entities and being orderly wound-down under CCAA pursuant to an initial order of the Court issued on November 7, 2022 (as amended and restated by an order made by the Court on November 17, 2022, the “Initial Order”). The Initial Order includes a broad stay (as extended from time to time, the “Stay”) of all proceedings against the Canadian entities and its assets. Pursuant to the Initial Order, KSV Restructuring Inc. was appointed as monitor (the “Monitor”) in the CCAA Proceedings.

On January 9, 2023, the Court issued an order in the CCAA Proceedings in respect of a motion brought by the Canadian entities to approve, among other things: a sale and investment solicitation process (the “SISP”) in respect of the business and assets of the Canadian entities; and a stalking horse share purchase agreement (the “Stalking Horse Purchase Agreement”) between the Canadian entities and L5 Capital Inc. (“L5”), a company wholly-owned and controlled by the executive chairman and a director of the Company, dated December 12, 2022. The SISP established a process to solicit interest for investments in, or the sale of any or all of the, the Canadian entities' business and assets.

On February 22, 2023, the Monitor issued a report (the “Monitor’s Third Report”) in the CCAA Proceedings advising, among other things, that (i) no qualified bids were received pursuant to the SISP, (ii) L5 informed the Canadian entities that it would not be completing the transaction contemplated by the Stalking Horse Purchase Agreement and, as a result, the Canadian entities terminated the Stalking Horse Purchase Agreement, and (iii) the Monitor continues to market for sale the Canadian entities’ business and assets, including the brands and other intellectual property owned by the Canadian entities.

Pursuant to an order of the Court made on April 6,2023 in the CCAA Proceedings (the “Reverse Vesting Order”), the Court approved a share purchase agreement (the “Share Purchase Agreement”) dated March 28, 2023 among Trichome Financial Corp. (“Trichome” or the “Vendor”), 1000370759 Ontario Inc. (the “Purchaser”), Trichome JWC Acquisition Corp. (“TJAC”), Trichome Retail Corp. (“TRC”), MYM Nutraceuticals Inc. (“MYM”), MYM International Brands Inc. (“MYMB”) and Highland Grow Inc. (“Highland”, and collectively with TJAC, TRC, MYM and MYMB, the “Purchased Entities”). The Purchased Entities and its business and operations were sold to a party that is not related to the Company, for a purchase price of $3,375 along with certain deferred consideration.. Thus, the Company has exited operations in Canada which operations have been classified as discontinued in these financial statements. The Company has neither received nor is entitled to any portion of the proceeds from the Share Purchase Agreement.

The CCAA Proceedings are solely in respect of the Trichome Group. As such, the Company’s other assets or subsidiaries, including those in Israel and Germany, are not parties to the CCAA Proceedings.

Uniclaro GmbH vs. adjupharm

On December 22, 2022, Uniclaro GmbH filed a statement of claim against Adjupharm with the district court in Hamburg. According to the statement of claim, Uniclaro GmbH (“Uniclaro”) is claiming the purchase price for 300,000 Covid-19 rapid tests in the total amount of EUR 1,046,010 (approximately $1,540), including VAT, in exchange for 300,000 Covid-19 rapid tests which Uniclaro has in its storage.

Uniclaro alleges in this lawsuit that Adjupharm placed an order for 4.3 million Covid-19 rapid tests of the brand "Clongene". Furthermore, Uniclaro claims that the order was placed verbally on March 23, 2021 and that Adjupharm has already paid for a portion of these tests and received them, but not yet the entire 4.3 million tests. They reserve the right to extend the lawsuit for the remaining amount (which they did not specify).

According to Uniclaro's statement of claim the lawsuit does not concern the same purchase price and the same Covid-19 rapid tests as in the Stroakmont & Atton Claim described in Note 16 to the annual consolidated financial statements. On 23 February 2023, the Company provided its statement of defense to the court. The statement of defense contains similar arguments to reject the allegations in this respect as in the court proceedings in Stuttgart about the counterclaims. As a next step, Uniclaro is allowed to respond to the Company's statement of defense.

At this stage, the Company management cannot assess the chances of the claim advancing or the potential outcome of these proceedings. Therefore, no provision has been recorded in respect of this claim.

COVID-19 Test Kits Claim, District Court of Stuttgart

On April 3, 2023, Stuttgart Court announced its decision (the "Judgment") and sentenced Stroakmont & Atton to pay to Adjupharm EUR 947,563 (approximately $1,395) plus interest in the amount of 5 percentage points above the German basis rate since May 8, 2021. In addition, Stroakmont & Atton was sentenced to pay Adjupharm EUR 6,551(approximately $9) plus interest at 5 percentage points above the German basis rate since December 14, 2021. The directors of Stroakmont, Mr. Simic and Mr. Lapeschi, were not sentenced and in this respect, the claim was dismissed against them in their personal capacity. Adjupharm shall pay 2/3 of the Stuttgart Court costs and the out-of-court costs of Mr. Simic and Mr. Lapeschi. Stroakmont shall bear 1/3 of the Stuttgart Court costs and 1/3 of the out-of-court costs of Adjupharm. The remaining out-of-court costs shall be borne by each party. The Judgment is not yet final and therefore cannot be enforced. On May 5, 2023, Adjupharm and Stroakmont & Atton, each has lodged an appeal with the Stuttgart Court (the "Appeals") regarding the Judgment. On June 23, 2023, Adjupharm filed its statement of grounds for appeal with the Higher Regional Court of Stuttgart.

At this stage, the Company management cannot assess its ability to collect the payment awarded in the Judgment and the chances of the claim advancing or the potential outcome of the Appeal (See also Note 16 to Annual Consolidated Financial Statement for 2022). Accordingly, no receivable has been recorded in the financial statements respect of this claim.

Debt Settlement with L5 Capital

On May 8th, 2023, the Company announced that on May 5th, 2023, it has closed the securities for debt settlement transaction with L5 Capital (the “Debt Settlement”). Pursuant to the Debt Settlement, the Company settled outstanding indebtedness of $838,776 (approximately US$615,615) through issuing 492,492 Units at a price of US$1.25 per Unit. Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance. All securities issued are subject to a statutory hold period of four months and one day from the date of issuance in accordance with applicable Canadian securities legislation.

Liquidity and capital resources

In January 2022, Focus entered into a revolving credit facility with an Israeli bank, Bank Mizrahi (the “Mizrahi Facility”). The Mizrahi Facility is guaranteed by Focus assets. Advances from the Mizrahi Facility will be used for working capital needs. The Mizrahi Facility has a total commitment of up to NIS 15 million (approximately $6,000) and has a one-year term for on-going needs and 6 months term for imports and purchases needs. The Mizrahi Facility is renewable upon mutual agreement by the parties. The borrowing base is available for draw at any time throughout the Mizrahi Facility and is subject to several covenants to be measured on a quarterly basis (the “Mizrahi Facility Covenants”).

The Mizrahi Facility bears interest at the Israeli Prime interest rate plus 1.5%. As of June 30, 2023, Focus did not meet certain covenants under the Mizrahi Facility. During the first quarter of 2023 the Company reduced total commitment to NIS 10,000 (approx. $3,600) and as of June 30, 2023 Focus has drawn down $nil in respect of the Mizrahi Facility

On May 17, 2023, the Company and Bank Mizrahi entered to new credit facility with total commitment of up to NIS 10,000 (approximately $3,600) (the “New Mizrahi Facility”). The New Mizrahi Facility consists of NIS 5,000 credit line and NIS 5,000 loan to be settled with 24 monthly installments from May 2023. This loan bears interest at the Israeli Prime interest rate plus 2.9%. As of June 30, 2023 Focus has drawn down $3,449 in respect of the new Mizrahi facility (comprised of approx. $1,793 credit line and $1,655 loan). The New Credit facility is also subject to several covenants to be measured on a quarterly basis which are not met as of June 30, 2023, therefore the loan is classified as short-term loan.

The Company's CEO and director, provided to the bank a personal guarantee in the amount of the outstanding borrowed amount, allowing the New Mizrahi Facility to remain effective.

On August 19, 2022, the Company announced a private placement for aggregate gross proceeds of up to $6,500 (US$5 million) (the “Private Placement”). In this Private Placement the Company issued 599,999 Common Shares for a total amount of $3,756 (US$3 million) including investments by the Company’s management and executives. Issuance costs of this transaction amounted to $178.

On October 11, 2022, the Company obtained a short-term loan for 12 months in the amount of NIS 10.5 million (approximately $4,050), bearing interest of 15%.

In January and February of 2023, the Company issued an aggregate of issued 2,828,248 units of the Company (each a “Unit”) at a price of US$1.25 per Unit for aggregate gross proceeds of US$3,535 (approximately $4,792) in a series of closings pursuant to a non-brokered private placement offering to purchasers resident in Canada (except the Province of Quebec) and/or other qualifying jurisdictions relying on the listed issuer financing exemption under Part 5A of National Instrument 45-106 – Prospectus Exemptions (the “LIFE Offering”). Each Unit consisted of one Common Share and one Common Share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder thereof to purchase one additional Common Share at an exercise price of US$1.50 for a period of 36 months from the date of issue.

In addition, a non-independent director of the Company subscribed for an aggregate of 131,700 Units under the LIFE Offering at an aggregate subscription price of US$165 (approximately $224). The director's subscription price was satisfied by the settlement of US$165 in debt owed by the Company to the director for certain consulting services previously rendered by the director to the Company.

Concurrent with the LIFE Offering, the Company issued an aggregate of 2,317,171 Units on a non-brokered private placement basis at a price of US$1.25 per Unit for aggregate gross proceeds of US$2,896 (approximately $3,926) (the “Concurrent Offering”). The Concurrent Offering was led and participated by insiders of the Company of 1,159,999 Units out of the total Concurrent offering Units. The Units offered under the Concurrent Offering were offered for sale to purchasers in all provinces and territories of Canada and jurisdictions outside Canada pursuant to available prospectus exemptions other than for the LIFE Offering exemption.

All Units issued under the Concurrent Offering were subject to a statutory hold period of four months and one day in accordance with applicable Canadian securities laws.

As of June 30, 2023, the Company's cash position (cash and cash equivalents) totaled $1,321 and the Company's working capital (current assets minus current liabilities) amounted to $2,293. In the six months ended June 30, 2023, the Company had an operating loss of $5,368 and negative cash flows from operating activities of $13,212.

The Group’s current operating budget includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures, including cost saving plans and restructuring actions taken in 2022 and in 2023. The Company’s board of directors approved a cost saving plan, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consists of cost reduction due to efficiencies and synergies, which include mainly the following steps: discontinued operations of loss-making activities (see Note 8 for Trichome Disposal Group), reduction in payroll and headcount, reduction in compensation paid to key management personnel (including layoffs of key executives), operational efficiencies and reduced capital expenditures – see also Restructuring below.

Despite the cost savings plan and restructuring as described above, the projected cash flows for 2023 indicates that it is uncertain that the Group will generate sufficient funds to continue its operations and meet its obligations as they become due. The Group continues to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and or financing will be available to the Group, and even if available, whether it will be on terms acceptable to the Group or in amounts required.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

Restructuring

On April 6, 2022, Focus closed the "Sde Avraham", cultivation facility in Israel, resulting in restructuring expenses related to impairment of property, plant and equipment, biological assets and right of use asset and liabilities, in the total amount of $4,383 for the year ended December 31, 2022.

On March 8, 2023, the Company announced its strategy plan in Israel in order to strengthen its focus on core activities and drive efficiencies to realize sustainable profitability. The Company expects to reduce its workforce in Israel by 36% across all functions (including executives). All actions associated with the workforce reduction are expected to be substantially complete by mid-2023, subject to applicable Israeli law. Therefore, the Company recorded restructuring expenses for the six months ended June 30, 2023 related mainly to salaries to employees in the amount of $617.

On June 30, 2023, the entity responsible for operating the Israeli medical cannabis distribution licensed center that was acquired within the Panaxia Transaction, ceased its operations at the licensed trading house located in Lod, Israel. Consequently, the Company transitioned the operation that was conducted through IMC Pharma to third-party entities and to its own trading house currently being operated by Rosen High Way.

b.	Approval of Interim Condensed Consolidated Financial Statements:

These interim condensed consolidated financial statements of the Company were authorized for issue by the board of directors on August 8, 2023.

c.	Definitions:

In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries and Focus

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

NIS	-	New Israeli Shekel

USD or US$	-	United States Dollar

EURO or €	-	Euro